Accrued Expenses (Tables)	12 Months Ended
Dec. 31, 2025
Payables and Accruals [Abstract]
Schedule of Accrued Expenses
Accrued expenses includes professional fees, management fees and other accrued expenses relating to rig operations and consist of the following:

	As of December 31,
(In $ millions)	2025	2024
Accrued payroll and bonus	12.4	13.2
Other accrued expenses	63.6	54.8
Total	76.0	68.0